Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
17.	Inventories

	December 31, 2017
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,769,917	(49,183)	1,720,734
Work in process	180,252	(4,163)	176,089
Finished goods	32,784	(368)	32,416

	1,982,953	(53,714)	1,929,239

	December 31, 2018
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000	US$000
Raw materials	1,814,992	(36,157)	1,778,835	58,113

The cost of inventories recognized as an expense for the year:

	2017	2018	2018
	NT$000	NT$000	US$000
Cost of revenue	14,766,555	15,057,605	491,918
Loss on abandonment	38,301	5,497	179
Reversal of inventory valuation and obsolescence loss	(101,127)	(13,070)	(427)

	14,703,729	15,050,032	491,670

Raw materials are utilized throughout the course of provision of semiconductor bumping, assembly and testing services. Items used for manufacturing and product sales are insignificant.

Reversal of inventory valuation and obsolescence loss was recognized due to the change in net realizable market value.

As of December 31, 2017 and 2018, no inventories were pledged.